Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019
Milestone payment expense	$ 10,400		$ 15,100
Share-based compensation	61,090	[1],[2]	109,116
Compensation cost capitalized	$ 1,200		$ 2,100
Number of shares in escrow	50,282		60,271
Number of shares released from escrow (in shares)	9,989		174,938
Anandia
Milestone payment expense	$ 5,400		$ 7,400
Whistler
Milestone payment expense	4,500		7,600
Immaterial acquisitions
Milestone payment expense	400		100
Reserves
Share-based compensation	$ 61,090	[1],[2]	$ 109,116

[1]	Included in share-based compensation is $10.4 million (June 30, 2019 - $15.1 million) expense relating to milestone payments for the year ended June 30, 2020 of which $5.4 million (June 30, 2019 - $7.4 million) relates to Anandia Laboratories Inc. (Note 12(b)(ii)), $4.5 million (June 30, 2019 - $7.6 million) relates to Whistler Medical Marijuana Corporation (Note 12(b)(v)), and $0.4 million (June 30, 2019 - $0.1 million) relates to an immaterial acquisition.
[2]	Of the total $61.1 million share-based compensation reserve, $1.2 million was capitalized to property, plant and equipment for the year ended June 30, 2020 (June 30, 2019 - $2.1 million).